Withholding Taxes Receivables, Net	12 Months Ended
Dec. 31, 2023
Withholding Taxes Receivables, Net [Abstract]
WITHHOLDING TAXES RECEIVABLES, NET
7.	WITHHOLDING TAXES RECEIVABLES, NET

	2023	2022
Balance at January 1,	$2,691,096	$3,531,953
Addition	739,573	749,205
Collection	(545,233)	(1,008,194)
Write off/Allowance for uncollectible	(683,344)	(448,243)
Exchange difference	22,754	(133,625)
Balance at December 31,	$2,224,846	$2,691,096

	As of December 31,
	2023	2022
Current portion	$607,221	$757,024
Non-current portion	1,617,625	1,934,072
Withholding taxes receivables, net	$2,224,846	$2,691,096

During the year ended December 31, 2023, the Company received a withholding tax refund of THB 18,959,514 (approximately $0.6 million) in connection with the Company’s 2018 withholding taxes refund applications of THB 29,188,153 (approximately $0.9 million). The Company wrote off approximately $0.3 million, representing the difference between the receivable recorded and the amount of refund from the Thai Revenue Department during the year ended December 31, 2023. Out of prudence, based on the amounts written off for the receivable related to year 2013 to 2018, the Company recorded a provision for withholding taxes receivables of approximately $0.4 million. As of December 31, 2023, the Company maintained an allowance of approximately $1.3 million against its withholding taxes receivable.

In March 2024, the Thailand Revenue Department informed the Company that they approved withholding tax refund for the Company’s 2019 withholding taxes is approximately THB 22.0 million (approximately $0.6 million).

During the year ended December 31, 2022, the Company received a withholding tax refund of THB 35,312,291 (approximately $1.0 million) in connection with the Company’s 2016 to 2017 withholding taxes refund applications (which totaled THB 56,107,574 or approximately $1.6 million). The Company wrote off approximately $0.6 million, representing the difference between the receivable recorded and the amount of refund from the Thai Revenue Department during the year ended December 31, 2022. As of December 31, 2022, the Company maintained an allowance of approximately $0.9 million against its withholding taxes receivable.

During the year ended December 31, 2021, the Company received a withholding tax refund of THB 20,724,273 (approximately $0.7 million), which represents the balance of the refunded amount received during 2020. The Company did not have any write offs during the year ended December 31, 2021. As of December 31, 2021, the Company maintained an allowance of approximately $1.1 million against its withholding taxes receivable.